Interest in Master Trust for Norfolk Southern Corporation Common Stock - Schedule of Net Investment Gain (Details) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	$ 121,625
Total investment income	189,517
Total deductions	78,575
Net increase in net assets available for benefits	168,817
Master Trust
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	110,179
Dividends and interest	10,866
Total investment income	121,045
Total deductions	(49,663)
Net increase in net assets available for benefits	71,382
Plan’s Interest
EBP, Master Trust [Line Items]
Net increase in net assets available for benefits	$ 38,614